Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 429,420	$ 740,325	$ 2,497,218	$ 2,196,063
General and administrative	927,394	510,445	2,622,945	3,217,280
Depreciation and amortization of intangible assets	23,531	24,101	97,113	94,298
Restructuring charges	0	0	726,280	0
Total operating expenses	1,380,345	1,274,871	5,943,556	5,507,641
Loss from operations	(1,380,345)	(1,274,871)	(5,943,556)	(5,507,641)
Other income (expense):
Other income	9,054	34,541	68,772	10,922
Interest expense	(11,566)	(262,597)
Amortization of debt discount	(13,468)	(703)	(35,513)	(2,044,241)
Loss on forward purchase agreement	(2,156,837)	0	(10,268,130)	0
Change in fair value of derivative liabilities	0	(325,085)	826,980	1,259,287
Loss on debt extinguishment	0	0	0	(1,064,692)
Total other income (expense)	(2,172,817)	(553,844)	(10,261,696)	(3,543,693)
Loss from continuing operations before provision for income taxes	(3,553,162)	(1,828,715)	(16,205,252)	(9,051,334)
Provision for income taxes	0	0	0	0
Loss from continuing operations	(3,553,162)	(1,828,715)	(16,205,252)	(9,051,334)
Loss from discontinued operations attributable to common shareholders	(1,252,276)	0
Gain on sale of discontinued operations attributable to common shareholders	1,534,479
Income from discontinued operations attributable to common shareholders	(1,252,276)		760,165	0
Net loss	(3,270,959)	(1,828,715)	(15,445,087)	(9,051,334)
Dividends	0	(311,168)	(676,023)	(556,501)
Net loss attributable to common stockholders	$ (3,270,959)	$ (2,139,883)	$ (16,121,110)	$ (9,607,835)
Basic
Net loss from continuing operations - basic	$ (0.16)	$ (1.91)	$ (1.53)	$ (5.47)
Discontinued operations, net of tax - basic	0.02	0	0.07	0
Net loss per common share - basic	(0.14)	(1.91)	(1.46)	(5.47)
Diluted
Net loss from continuing operations - diluted	(0.16)	(1.91)	(1.53)	(5.47)
Discontinued operations, net of tax - diluted	0.02	0	0.07	0
Net loss per common share - diluted	$ (0.14)	$ (1.91)	$ (1.46)	$ (5.47)
Weighted average of shares outstanding , Basic	22,915,160	1,122,529	11,021,167	1,756,817
Weighted average of shares outstanding , Diluted	22,915,160	1,122,529	11,021,167	1,756,817
Related Party [Member]
Other income (expense):
Interest expense			$ 0	$ (52,471)
Nonrelated Party [Member]
Other income (expense):
Interest expense			$ (853,805)	$ (1,652,498)